LoCorr Dynamic Opportunity Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 64.9%	Shares	Value
Aerospace & Defense - 2.0%
MTU Aero Engines AG	1,630	$584,054

Airlines - 0.4%
Alaska Air Group, Inc. (a)	3,162	116,298

Apparel - 1.9%
Under Armour, Inc. - Class A (a)	94,162	556,497

Banks - 3.9%
Fifth Third Bancorp	6,283	291,908
JPMorgan Chase & Co.	981	288,571
Zions Bancorporation	10,090	581,386
		1,161,865

Beverages - 2.0%
Primo Brands Corp.	31,156	586,668

Building Materials - 0.3%
Amrize Ltd. (a)	1,831	102,573

Chemicals - 3.5%
International Flavors & Fragrances, Inc.	14,190	1,029,485

Diversified Financial Services - 10.4%
Franklin Resources, Inc.	49,516	1,169,568
Moelis & Co. - Class A	8,174	465,918
Raymond James Financial, Inc.	2,015	291,752
Rocket Cos., Inc. - Class A (a)	83,098	1,184,146
		3,111,384

Entertainment - 12.5%
Churchill Downs, Inc.	15,674	1,407,995
Penn National Gaming, Inc. (a)	60,062	902,732
Vail Resorts, Inc.	10,975	1,408,312
		3,719,039

Healthcare-Products - 1.6%
Avantor, Inc. (a)	59,635	467,538

Home Builders - 1.9%
Toll Brothers, Inc.	4,243	579,042

Internet - 1.0%
Amazon.com, Inc. (a)	1,385	288,454

Iron/Steel - 0.4%
Commercial Metals Co.	1,876	115,243

Leisure Time - 1.0%
Carnival Corp.	11,607	300,389

Lodging - 1.9%
Wynn Resorts Ltd.	5,484	556,900

Media - 1.9%
Versant Media Group, Inc.	15,649	579,326

Pipelines - 3.1%
Golar LNG Ltd.	8,677	469,512
Kinder Morgan, Inc.	13,420	449,973
		919,485

Retail - 3.0%
Bob's Discount Furniture, Inc. (a)	15,571	182,959
Floor & Decor Holdings, Inc. - Class A (a)	2,649	134,569
Lululemon Athletica, Inc. (a)	3,836	587,292
		904,820

Semiconductors - 9.6%
Allegro MicroSystems, Inc. (a)	9,644	304,075
Analog Devices, Inc.	926	294,598
GLOBALFOUNDRIES, Inc. (a)	13,352	593,897
Microchip Technology, Inc.	4,523	292,231
NXP Semiconductors NV	5,383	1,059,698
Wolfspeed, Inc. (a)	19,104	311,777
		2,856,276

Shipbuilding - 0.9%
Huntington Ingalls Industries, Inc.	701	266,310

Software - 0.8%
Elastic NV (a)	2,321	116,027
SentinelOne, Inc. - Class A (a)	8,977	115,624
		231,651

Telecommunications - 0.9%
Verizon Communications, Inc.	5,671	284,684
TOTAL COMMON STOCKS (Cost $18,904,182)		19,317,981

REAL ESTATE INVESTMENT TRUSTS - 8.0%	Shares	Value
American Tower Corp.	854	147,383
Crown Castle, Inc.	7,881	640,804
Healthcare Realty Trust, Inc.	55,775	947,617
Kimco Realty Corp.	6,369	143,112
Pebblebrook Hotel Trust	27,112	342,425
SBA Communications Corp.	866	149,047
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,381,220)		2,370,388

TOTAL INVESTMENTS - 72.9% (Cost $21,285,402)		$21,688,369
Money Market Deposit Account - 26.7% (b)		7,940,532
Other Assets in Excess of Liabilities - 0.4% (c)		115,406
TOTAL NET ASSETS - 100.0%		$29,744,307

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

(c)	Includes assets pledged as collateral for securities sold short. As of the reporting date, the value of these assets total $13,400,189.

LoCorr Dynamic Opportunity Fund
Schedule of Securities Sold Short
March 31, 2026 (Unaudited)

COMMON STOCKS - (19.9)%	Shares	Value
Advertising - (0.4)%
Omnicom Group, Inc.	(1,502)	$(113,116)

Agriculture - (0.1)%
Fresh Del Monte Produce, Inc.	(747)	(30,074)

Auto Manufacturers - (0.9)%
Blue Bird Corp.	(4,505)	(255,839)

Beverages - (0.9)%
Anheuser-Busch InBev SA/NV - ADR	(2,507)	(173,910)
Vita Coco Co., Inc.	(2,180)	(104,444)
		(278,354)

Chemicals - (0.5)%
CF Industries Holdings, Inc.	(1,153)	(149,706)

Commercial Services - (0.9)%
Automatic Data Processing, Inc.	(1,084)	(220,247)
Avis Budget Group, Inc.	(413)	(60,236)
		(280,483)

Computers - (0.2)%
Lumentum Holdings, Inc.	(84)	(59,032)

Diversified Financial Services - (2.4)%
Capital One Financial Corp.	(472)	(86,107)
Evercore Partners, Inc. - Class A	(1,635)	(488,064)
SoFi Technologies, Inc.	(3,624)	(57,549)
Synchrony Financial	(1,272)	(86,521)
		(718,241)

Electronics - (0.2)%
Coherent Corp.	(248)	(59,076)

Food - (2.0)%
Conagra Brands, Inc.	(7,212)	(113,373)
Kraft Heinz Co.	(5,245)	(117,960)
Marzetti Co.	(1,045)	(144,555)
McCormick & Co., Inc./MD	(1,171)	(59,065)
Mondelez International, Inc. - Class A	(2,921)	(168,366)
		(603,319)

Healthcare-Products - (1.5)%
ResMed, Inc.	(2,063)	(463,102)

Home Builders - (0.6)%
LCI Industries	(1,493)	(183,609)

Household Products/Wares - (0.2)%
Clorox Co.	(627)	(64,976)

Leisure Time - (0.7)%
Polaris Industries, Inc.	(2,642)	(143,989)
Viking Holdings Ltd.	(811)	(59,592)
		(203,581)

Lodging - (1.0)%
Las Vegas Sands Corp.	(5,284)	(284,702)

Retail - (2.4)%
Chipotle Mexican Grill, Inc.	(7,278)	(232,969)
Darden Restaurants, Inc.	(1,168)	(228,974)
Shake Shack, Inc. - Class A	(2,725)	(241,081)
		(703,024)

Semiconductors - (0.5)%
AXT, Inc.	(426)	(24,273)
FormFactor, Inc.	(920)	(89,231)
Micron Technology, Inc.	(87)	(29,392)
		(142,896)

Software - (1.7)%
Clear Secure, Inc. - Class A	(2,287)	(110,714)
Microsoft Corp.	(740)	(273,926)
Paychex, Inc.	(1,278)	(117,729)
		(502,369)

Telecommunications - (2.3)%
AT&T, Inc.	(11,818)	(342,604)
T-Mobile US, Inc.	(1,624)	(341,089)
		(683,693)

Transportation - (0.5)%
Kirby Corp.	(1,196)	(158,925)
TOTAL COMMON STOCKS (Proceeds $6,100,504)		(5,938,117)

REAL ESTATE INVESTMENT TRUSTS - (2.4)%	Shares	Value
Alexandria Real Estate Equities, Inc.	(5,953)	(276,339)
AvalonBay Communities, Inc.	(523)	(85,432)
Camden Property Trust	(876)	(85,550)
Iron Mountain, Inc.	(571)	(58,322)
Mid-America Apartment Communities, Inc.	(701)	(85,606)
SL Green Realty Corp.	(3,066)	(113,258)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $750,494)		(704,507)

TOTAL SECURITIES SOLD SHORT - (22.3)% (Proceeds $6,850,998)		$(6,642,624)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

LoCorr Dynamic Opportunity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$19,317,981	$–	$–	$19,317,981
Real Estate Investment Trusts	2,370,388	–	–	2,370,388
Total Investments	$21,688,369	$–	$–	$21,688,369

Liabilities:
Investments:
Common Stocks	$(5,938,117)	$–	$–	$(5,938,117)
Real Estate Investment Trusts	(704,507)	–	–	(704,507)
Total Investments	$(6,642,624)	$–	$–	$(6,642,624)

Refer to the Schedule of Investments for further disaggregation of investment categories.